LAND USE RIGHT	12 Months Ended
Dec. 31, 2014
Land Use Right [Abstract]
LAND USE RIGHT
7              LAND USE RIGHT

All lands in the PRC are state-owned and no private land ownership rights exist.

The Group has obtained land use right certificates for all its facilities.  We amortize the land use right in Hainan and Shanghai on a straight line basis over 20 to 40 years which will expire from the year 2026 to 2051. We also amortize the land use right in Wuhan and Guilin on a straight line basis over 50 years which will expire in the year 2057 to 2061.